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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21308

The China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE CHINA-U.S. GROWTH FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS—98.5%

UNITED STATES—46.0%

AEROSPACE & DEFENSE 2.0%
BE Aerospace Inc.*	56,850	$1,459,908
Boeing Co.	17,700	1,081,647
		2,541,555
AIR FREIGHT & LOGISTICS 1.5%
Expeditors International of Washington Inc.	21,050	747,485
United Parcel Service Inc., Cl. B	20,500	1,293,140
		2,040,625
APPAREL ACCESSORIES & LUXURY GOODS .7%
Polo Ralph Lauren Corp., Cl. A	14,600	863,882

APPLICATION SOFTWARE 1.1%
Autodesk Inc.*	44,750	1,427,077

BREWERS .6%
Anheuser-Busch Cos., Inc.	11,000	745,360

CASINOS & GAMING 2.0%
Bally Technologies Inc.*	37,250	1,184,177
Wynn Resorts Ltd.	15,050	1,467,074
		2,651,251
COAL & CONSUMABLE FUELS 2.2%
Consol Energy Inc.	18,200	1,353,898
Peabody Energy Corp.	22,350	1,511,977
		2,865,875

COMMUNICATIONS EQUIPMENT 3.7%
Cisco Systems Inc.*	99,450	2,186,905
Corning Inc.	56,700	1,134,567
QUALCOMM Inc.	27,250	1,508,015
		4,829,487
COMPUTER HARDWARE 1.9%
International Business Machines Corp.	11,650	1,490,967
Lenovo Group Ltd.	1,358,000	944,291
		2,435,258

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 2.7%
Caterpillar Inc.	18,400	1,279,168
Deere & Co.	31,550	2,213,548
		3,492,716
DIVERSIFIED METALS & MINING 1.1%
Freeport-McMoRan Copper & Gold Inc.	15,122	1,463,053

FERTILIZERS & AGRICULTURAL CHEMICALS 3.1%
Monsanto Co.	17,700	2,108,247
Terra Industries Inc.	35,700	1,927,800
		4,036,047
FOOTWEAR .9%
Nike Inc., Cl. B	20,300	1,191,204

HOTELS RESORTS & CRUISE LINES .9%
Royal Caribbean Cruises Ltd.	45,550	1,160,614

HOUSEHOLD PRODUCTS 2.0%
Procter & Gamble Co.	39,800	2,606,104

HYPERMARKETS & SUPER CENTERS .7%
Wal-Mart Stores Inc.	15,650	917,403

INDUSTRIAL MACHINERY 1.2%
SPX Corp.	12,250	1,553,055

INTERNET SOFTWARE & SERVICES .9%
Yahoo! Inc.*	55,600	1,105,884

MOVIES & ENTERTAINMENT 1.7%
News Corp., Cl. A	158,250	2,236,072

OIL & GAS EQUIPMENT & SERVICES 3.1%
National Oilwell Varco Inc.*	22,100	1,737,723
Schlumberger Ltd.	22,000	2,235,200
		3,972,923
PERSONAL PRODUCTS .6%
Avon Products Inc.	17,300	733,520

PHARMACEUTICALS 1.5%
Johnson & Johnson	16,300	1,116,061
Schering-Plough Corp.	37,350	787,338
		1,903,399

RESTAURANTS 1.8%
Yum! Brands Inc.	64,250	2,301,435

SEMICONDUCTOR EQUIPMENT 1.4%
MEMC Electronic Materials Inc.*	39,950	1,846,090

SOFT DRINKS 3.2%
Coca-Cola Co.,/The	29,250	1,506,375
PepsiCo Inc.	39,050	2,599,168
		4,105,543
SPECIALIZED FINANCE 1.1%
CME Group Inc.	3,950	1,422,514

SYSTEMS SOFTWARE 1.7%
Microsoft Corp.	83,750	2,154,050

TOBACCO .7%
Philip Morris International Inc.	17,150	885,798

TOTAL UNITED STATES (Cost $58,113,689)		59,487,794

BRAZIL— 3.9%

DIVERSIFIED METALS & MINING 1.8%
Cia Vale do Rio Doce#	78,950	2,370,869

INTEGRATED OIL & GAS 2.1%
Petroleo Brasileiro SA#	48,300	2,700,453

TOTAL BRAZIL (Cost $3,158,529)		5,071,322

BRITAIN—1.5%

OIL & GAS EQUIPMENT & SERVICES 1.5%
Acergy SA#	115,750	1,943,443

TOTAL BRITAIN (Cost $2,660,499)		1,943,443

CANADA—2.0%

DIVERSIFIED METALS & MINING 1.1%
Thompson Creek Metals Co., Inc.*	82,100	1,398,984

FERTILIZERS & AGRICULTURAL CHEMICALS .9%
Agrium Inc.	13,150	1,157,200

TOTAL CANADA (Cost $1,828,695)		2,556,184

CHINA—20.8%

APPAREL RETAIL .5%
Belle International Holdings Ltd.*	609,284	623,708

AUTOMOBILE MANUFACTURERS .9%
AviChina Industry & Technology Co.*	6,113,832	1,158,764

COMMUNICATIONS EQUIPMENT .5%
ZTE Corp.	141,560	699,267

CONSTRUCTION & ENGINEERING .7%
China Communications Construction Co., Ltd.	481,000	896,203

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 1.6%
China High Speed Transmission Equipment Group Co., Ltd.	317,000	595,898
Sany Heavy Industry Co., Ltd.*	257,200	781,961
Shanghai Zhenhua Port Machinery Co.*	483,700	685,887
		2,063,746
CONSTRUCTION MATERIALS .3%
Anhui Conch Cement Co., Ltd.*	76,000	443,408

DIVERSIFIED BANKS 4.7%
China Construction Bank Corp.	1,907,000	1,662,918
China Merchants Bank Co., Ltd.	361,000	1,300,787
Industrial & Commercial Bank of China	4,127,000	3,085,952
		6,049,657
ELECTRICAL COMPONENTS & EQUIPMENT 2.5%
JA Solar Holdings Co., Ltd.*#	141,550	2,147,314
Yingli Green Energy Holding Co., Ltd.*#	67,900	1,144,794
		3,292,108
HOTELS RESORTS & CRUISE LINES 1.0%
Ctrip.com International Ltd.#	29,750	1,341,428

INTEGRATED OIL & GAS 1.7%
China Petroleum & Chemical Corp.	2,106,000	2,199,116

INTERNET SOFTWARE & SERVICES 1.8%
Netease.com*#	67,850	1,540,195
Sina Corp.*	17,150	775,695
		2,315,890
OIL & GAS DRILLING 1.5%
China Oilfield Services Ltd.	580,000	859,216
Honghua Group Ltd.*	2,754,000	1,023,628
		1,882,844
OIL & GAS EXPLORATION & PRODUCTION .8%
Hidili Industry International Development Ltd.	718,689	1,065,857

PACKAGED FOODS & MEATS 1.4%
Tingyi Cayman Islands Holding Corp.*	926,000	1,108,038
Want Want China Holdings Ltd.	1,772,000	685,884
		1,793,922
STEEL .9%
Maanshan Iron & Steel	1,955,295	1,205,693

TOTAL CHINA (Cost $25,260,804)		27,031,611

HONG KONG—16.4%

APPAREL ACCESSORIES & LUXURY GOODS .8%
Fushan International Energy Group Ltd.*	1,490,000	1,042,317

AUTO PARTS & EQUIPMENT .2%
Minth Group Ltd.*	436,000	285,190

COMMUNICATIONS EQUIPMENT .7%
VTech Holdings Ltd.	146,000	886,496

CONSTRUCTION & ENGINEERING .7%
China State Construction International Holdings Ltd.*	3,523,588	873,408

CONSUMER ELECTRONICS .4%
TCL Multimedia Technology Holdings Ltd.*	13,745,667	489,143

DIVERSIFIED BANKS .9%
BOC Hong Kong Holdings Ltd.	487,500	1,227,201

ELECTRONIC MANUFACTURING SERVICES 1.0%
Ju Teng International Holdings Ltd.*	2,728,000	1,357,806

GAS UTILITIES .9%
Hong Kong & China Gas Co., Ltd.	552,960	1,216,813

HOUSEWARES & SPECIALTIES .2%
Peace Mark Holdings Ltd.	440,000	273,661

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.0%
China Resources Power Holdings Co.	600,672	1,330,784

INDUSTRIAL CONGLOMERATES 1.0%
China Everbright International Ltd.	1,308,791	361,963
Hutchison Whampoa Ltd.	100,000	935,391
		1,297,354
MULTI-LINE INSURANCE .4%
China Insurance International Holdings Co., Ltd.	246,000	559,898

OIL & GAS EXPLORATION & PRODUCTION 1.4%
CNOOC Ltd.	1,201,000	1,771,749

OTHER DIVERSIFIED FINANCIAL SERVICES 1.3%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker*	955,100	1,679,512

PACKAGED FOODS & MEATS .8%
China Mengniu Dairy Co., Ltd.	374,596	1,098,350

REAL ESTATE MANAGEMENT & DEVELOPMENT 2.3%
Cheung Kong Holdings Ltd.	64,000	895,312
Cheung Kong Infrastructure Holdings Ltd.	358,006	1,573,578
Hongkong Land Holdings Ltd.	133,140	549,868
		3,018,758
STEEL .6%
Shougang Concord International Enterprises Co., Ltd.	2,519,697	829,116

WIRELESS TELECOMMUNICATION SERVICES 1.8%
China Mobile Ltd.	171,000	2,284,399

TOTAL HONG KONG (Cost $21,422,857)		21,521,955

TAIWAN—7.9%

COMPUTER HARDWARE .7%
Acer Inc.	439,495	897,326

COMPUTER STORAGE & PERIPHERALS 1.0%
Asustek Computer Inc.*	216,863	564,455
Chicony Electronics Co., Ltd.	377,000	681,852
		1,246,307
CONSTRUCTION MATERIALS .5%
Goldsun Development & Construction Co., Ltd.*	1,249,050	598,641

ELECTRICAL COMPONENTS & EQUIPMENT .7%
Simplo Technology Co., Ltd.*	216,480	928,609

ELECTRONIC EQUIPMENT MANUFACTURERS .4%
Chroma ATE Inc.*	283,752	500,866

INTEGRATED TELECOMMUNICATION SERVICES .8%
Chunghwa Telecom Co., Ltd.*	430,000	1,088,369

LIFE & HEALTH INSURANCE .5%
Cathay Financial Holding Co., Ltd.*	317,100	610,813

OTHER DIVERSIFIED FINANCIAL SERVICES .4%
Fubon Financial Holding Co., Ltd.	637,000	562,276

PAPER PRODUCTS .8%
Taiwan Pulp & Paper Corp.*	1,193,000	551,899
Yuen Foong Yu Paper Manufacturing Co., Ltd.*	1,480,020	549,835
		1,101,734
SEMICONDUCTORS .6%
Taiwan Semiconductor Manufacturing Co., Ltd.	426,137	769,857

STEEL 1.5%
China Steel Corp.*	1,030,000	1,467,150
Tung Ho Steel Enterprise Corp.*	322,000	503,661
		1,970,811
TOTAL TAIWAN (Cost $11,260,083)		10,275,609

TOTAL COMMON STOCKS (Cost $123,705,156)		127,887,918

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS - 3.6%

TIME DEPOSITS
Citibank London, 1.68%, 8/1/08 (Cost $4,638,156)	$4,638,156	4,638,156

Total Investments (Cost $128,343,312) (a)	102.1%	132,526,074
Other Liabilites in Excess of Assets	(2.1)	(2,727,144)
NET ASSETS	100.0%	$129,798,930

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At July 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $128,343,312 amounted to $4,182,762 which consisted of aggregate gross unrealized appreciation of $13,582,688 and aggregate gross unrealized depreciation of $9,399,926.

SEE NOTES TO FINANCIAL STATEMENTS

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 18, 2008

By	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: September 18, 2008